Employee benefits and sharebased payments (Details) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Employee benefits and share-based payments
At the beginning	1,773,528	1,865,505	1,890,310
Granted	(101,651)	(91,977)	(24,805)
At the end	1,671,877	1,773,528	1,865,505